Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Event
Subsequent Event

22. Subsequent Event

Investment in Beijing Sharetimes Technology Co., Ltd. (“Sharetimes”)

On March 18, 2021, the Group entered into an investment agreement with Sharetimes, which primarily engages in operating of virtual intellectual property license of a series of cartoons and movie stars. Pursuant to this agreement, the Group subscribed 420,876 newly issued shares with total consideration of RMB 30.0 million, which was paid on March 19, 2021. After the subscription, the Group owned 1.64% equity interests of Sharetimes. The Group has no significant influence over Sharetimes.

Change in key management

On March 31, 2021, the Group announced that Ms. Jihong Liang decided to resign from her roles as the Group’s chief financial officer, director and member of the compensation committee, effective immediately, for personal reasons. The Group appointed Mr. Xiang Li as acting chief financial officer, effective April 1, 2021 while the Board proactively searches for a replacement. Mr. Li joined 36Kr in 2016. He served as a financial director before this appointment and involved in the Company’s financial reporting and financing activities. The Group’s Board also appointed Mr. Hao Lan as a director, effective April 1, 2021.